Long Term Debt (Tables)	12 Months Ended
Mar. 31, 2023
Long Term Debt [Abstract]
Schedule of Long Term Debt
	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	75,709	77,474	942.6
Indian rupee loans	44,924	44,970	547.2
Unsecured term loans:
Indian rupee loans*	1,118	1,161	14.1
Total debt	121,751	123,605	1,503.9
Less: current portion	9,209	9,414	114.5
Long-term debt	112,542	114,191	1,389.4
*	Pertains to unsecured term loan taken by subsidiaries, forming the part of disposable group during the current year from its minority shareholders amounting to INR 1,161 million (US$14.1 million) as at March 31, 2023 and INR 1,118 million as at March 31, 2022.

Schedule of Aggregate Maturities of Long-Term Debt	As of March 31, 2023, the aggregate maturities of long-term debt are as follows:
	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2024	24,028	292.3
2025	43,840	533.4
2026	10,351	125.9
2027	39,013	474.7
2028	4,707	57.3
Thereafter	52,951	644.2
Total: aggregate maturities of long-term debt	174,890	2127.8
Less: carrying value of unamortized debt financing costs	(1,010)	(12.3)
Net maturities of long-term debt	173,880	2,115.5
Less: current portion of long-term debt	9,414	114.5
Long-term debt	164,466	2,001.0
(1)	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2023 as per Reserve Bank of India.